Financial Statement Presentation	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 13 - Financial Statement Presentation	Certain 2013 and 2012 financial statement figures have been adjusted to comply with the financial statement presented used in 2014.